Operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2017
Operations and reorganization
Schedule of the Company's major subsidiaries, VIE and VIE's subsidiary

Company	Date of Incorporation	Place of Incorporation	Percentage of Direct/ Indirect Economic Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or “the WFOE”)	October 11, 2010	PRC	100%

Major VIE and VIE’s subsidiary
Beijing Weimeng Technology Co., Ltd (“Weimeng”)	August 9, 2010	PRC	100%

Beijing Weibo Interactive Internet Technology Co., Ltd. (‘‘Weibo Interactive’’)	Acquired in May 2013	PRC	100%

Schedule of total cost and expenses allocated from SINA

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Cost of revenues	$6,550	$11,022	$13,699
Sales and marketing	1,263	1,271	9,732
Product development	12,981	9,094	11,312
General and administrative	3,884	4,316	6,393

	$24,678	$25,703	$41,136

Schedule of assets, liabilities, results of operations and cash flows of the VIE and the VIE's subsidiaries taken as a whole.

	As of December 31,
	2016	2017
	(In thousands)
Cash, cash equivalents and short-term Investments	$57,505	$40,458
Accounts receivable	115,338	166,212
Property and equipment, net	357	146
Intangible assets	1,100	517
Goodwill	9,969	13,123
Prepayment for long-term investments	144	4,967
Long-term investments	49,195	74,935
Deferred tax assets	2,312	4,772
Amount due from SINA	12,163	4,677
Others	28,247	28,850

Total assets	$276,330	$338,657

Accounts payable	$25,850	$32,444
Accrued and other liabilities	64,879	114,239
Deferred revenues	38,313	54,651
Income tax payable	8,214	16,268
Amount due to the subsidiaries of the Group	171,460	57,639
Deferred tax liability	274	129

Total liabilities	$308,990	$275,370

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Net revenues	$391,568	$530,598	$906,129
Net income (loss)	$(10,572)	$(21,758)	$21,252

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Net cash provided by (used in) operating activities	$158,290	$(42,556)	$(66,972)
Net cash used in investing activities	$(39,965)	$(28,577)	$(34,720)
Net cash provided by (used in) financing activities	$—	$(1,148)	$76,232

Net increase (decrease) in cash and cash equivalents	$118,325	$(72,281)	$(25,460)